Provision For Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards	$ 5,515,240
Operating Loss Carryforwards, Expiration Dates	2032
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 1,800,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	100.00%	100.00%